Financial risk management - Quantitative information about the significant unobservable inputs used in recurring level 3 fair value measurements except for preferred shares issued by subsidiaries (Details)
¥ in Thousands
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Instruments by category
Fair values	¥ 18,943,827	¥ 16,951,174	¥ 12,167,864	¥ 17,041,629
Fair values	11,425,333	14,052,642	7,588,985	12,316,166
Investments in ordinary and preferred shares | Financial assets measured at FVTPL
Instruments by category
Fair values	2,096,140	1,318,573	853,934	845,822
Recurring | Treasury investments | Financial liabilities measured at FVTPL
Instruments by category
Fair values	¥ 4,868,032
Recurring | Treasury investments | Financial liabilities measured at FVTPL | Minimum | Expected rate of return
Instruments by category
Significant unobservable inputs	0.017
Recurring | Treasury investments | Financial liabilities measured at FVTPL | Maximum | Expected rate of return
Instruments by category
Significant unobservable inputs	0.041
Recurring | Derivative liabilities and other financial liabilities | Financial liabilities measured at FVTPL
Instruments by category
Fair values	¥ 370,666	¥ 206,497
Recurring | Derivative liabilities and other financial liabilities | Financial liabilities measured at FVTPL | Minimum | Expected volatility
Instruments by category
Significant unobservable inputs	0.543	0.361
Recurring | Derivative liabilities and other financial liabilities | Financial liabilities measured at FVTPL | Minimum | Risk-free interest rate
Instruments by category
Significant unobservable inputs	0.017	0.044
Recurring | Derivative liabilities and other financial liabilities | Financial liabilities measured at FVTPL | Maximum | Expected volatility
Instruments by category
Significant unobservable inputs	0.672	0.463
Recurring | Derivative liabilities and other financial liabilities | Financial liabilities measured at FVTPL | Maximum | Risk-free interest rate
Instruments by category
Significant unobservable inputs	0.044	0.057
Recurring | Investments in ordinary and preferred shares | Financial assets measured at FVTPL
Instruments by category
Fair values	¥ 1,949,716	¥ 1,353,658	¥ 939,660	¥ 933,926
Recurring | Investments in ordinary and preferred shares | Financial assets measured at FVTPL | Minimum | Expected volatility
Instruments by category
Significant unobservable inputs	0.278	0.422	0.389	0.481
Recurring | Investments in ordinary and preferred shares | Financial assets measured at FVTPL | Minimum | Discount for lack of marketability ("DLOM")
Instruments by category
Significant unobservable inputs	0.038	0.048	0.05	0.075
Recurring | Investments in ordinary and preferred shares | Financial assets measured at FVTPL | Minimum | Risk-free interest rate
Instruments by category
Significant unobservable inputs	0.015	0.021	0.021	0.005
Recurring | Investments in ordinary and preferred shares | Financial assets measured at FVTPL | Maximum | Expected volatility
Instruments by category
Significant unobservable inputs	0.792	0.649	0.51	0.63
Recurring | Investments in ordinary and preferred shares | Financial assets measured at FVTPL | Maximum | Discount for lack of marketability ("DLOM")
Instruments by category
Significant unobservable inputs	0.293	0.29	0.057	0.095
Recurring | Investments in ordinary and preferred shares | Financial assets measured at FVTPL | Maximum | Risk-free interest rate
Instruments by category
Significant unobservable inputs	0.038	0.042	0.047	0.024